American Century Quantitative Equity Funds, Inc. Statement of Additional Information Supplement
Supplement dated August 1, 2020 ■ Statement of Additional Information dated November 1, 2019
The following section is added immediately before the Portfolio Turnover section on page 29 of the Statement of Additional Information.
Temporary Defensive Measures
For temporary defensive purposes, each fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may invest a portion of its assets in money market, cash, cash-equivalents or other short-term securities.
Examples of those securities include:

•	securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

•	commercial paper;

•	interest-bearing bank accounts or certificates of deposit;

•	short-term notes, bonds, or other debt instruments;

•	repurchase agreements; and

•	money market funds.
To the extent a fund assumes a defensive position, it may not achieve its investment objective.
The entries for Claudia Musat are deleted from the Accounts Managed table on page 44 and the Ownership of Securities section on page 47 of the Statement of Additional Information.
The following entry for Guan Wang is added to the Accounts Managed table on page 44 of the Statement of Additional Information:

		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Guan Wang(1)	Number of Accounts	6	1	0
	Assets	$5.2 billion(2)	$415.6 million	0

[1]	Information is provided as of July 20, 2020.

[2]	Includes $2.4 billion in Equity Growth; $833.1 million in Global Gold; $594.1 million in NT Equity Growth; $160.7 million in Small Company.

The following replaces the entry for Yulin Long in the Accounts Managed table on page 44 of the Statement of Additional Information:

		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Yulin Long(1)	Number of Accounts	8	1	0
	Assets	$5.3 billion(2)	$195.6 million	0

[1]	Information is provided as of July 20, 2020.

[2]	Includes $462.8 million in Disciplined Growth, $833.1million in Global Gold, $2.1 billion in Income & Growth $385.3million in NT Disciplined Growth and $335 million in Utilities.

The following entries are added to the Ownership of Securities table on pages 47-48 of the Statement of Additional Information:

Aggregate Dollar Range of Securities in Fund
Equity Growth Fund
Guan Wang(1)	A
Global Gold Fund
Guan Wang(1)	B
NT Equity Growth Fund
Guan Wang(1)	A
Small Company Fund
Guan Wang(1)	A

Income & Growth Fund
Yulin Long(1)	A

Ranges: A - none; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E - $100,001-$500,000; F - $500,001-$1,000,000; G - More than $1,000,000.

[1]	Information is provided as of July 20, 2020.

©2020 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-96404   2008